MARKETABLE SECURITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity securities available-for-sale
Cost	$ 1,378,000	$ 1,355,000
Accumulated net unrealized loss	(143,000)	(670,000)
Fair value	1,235,000	685,000
Fair value	1,235,000	685,000
Impairment loss on shares held	0	0	9,425,000
Amount reclassified out of accumulated other comprehensive income into earnings in the period	0	0	9,425,000
Unrealized gain (loss)	100,000	700,000
Realized loss	0	3,355,000	0
Kightsbridge [Member]
Equity securities available-for-sale
Shares received	2,825
Payment for shares	0
Income earned on shares	20,000
Overseas Shipholding Group Inc [Member]
Equity securities available-for-sale
Fair value			49,900,000
Fair value			49,900,000
Impairment loss on shares held			9,400,000
Amount reclassified out of accumulated other comprehensive income into earnings in the period			2,600,000
Proceeds from sale of available-for-sale securities	0	46,547,000	0
Realized loss	$ 0	$ 3,355,000	$ 0